INCOME TAXES - Tax amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Special Mining Duty	8.50%	7.50%
Current income tax	$ 123,799	$ 53,034
Mexican Special Mining Duty	18,370	16,010
Ontario Mining Tax	16,782
Withholding taxes	5,792	858
Deferred income tax expense (recovery)	(9,425)	15,722
Deferred Mexican Special Mining Duty	260	1,657
Deferred Ontario Mining Tax	(1,426)
Total income taxes	$ 154,152	$ 87,281